Long-term Payables - other	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Long-term Payables - other
18.	Long-term Payables – other

(1)	As of December 31, 2025 and 2024, details of long-term payables – other which consist of payables related to the acquisition of frequency usage rights are as follows (See note 16):

(In millions of won)
	December 31, 2025		December 31, 2024
Long-term payables – other	₩	551,925	921,075
Present value discount on long-term payables – other		(3,964)	(13,355)
Current portion of long-term payables – other		(368,572)	(367,765)

Carrying amount as of December 31	₩	179,389	539,955

(2)
Repayments of the principal portion of long-term payables – other amounted to ₩369,150 million for each of the years ended December 31, 2025 and 2024, respectively. The repayment schedule for the principal amount of long-term payables – other as of December 31, 2025 is as follows:

(In millions of won)
	Amount
Less than 1 year	₩	369,150
1 ~ 3 years		182,775

	₩	551,925